United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Quarter ended 03/31/2012

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 94.1%
		Basic Industry - Chemicals – 3.3%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	16,547
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	688,434
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	278,112
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	122,400
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	90,957
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	175,552
		TOTAL	1,372,002
		Basic Industry - Metals & Mining – 7.0%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	275,021
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	139,425
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,896
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	228,554
85,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	85,374
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	596,195
310,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	289,733
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	150,864
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	138,222
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	240,818
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	205,535
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	273,959
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	111,161
		TOTAL	2,935,757
		Basic Industry - Paper – 1.6%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	309,019
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	142,258
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	106,731
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	115,469
		TOTAL	673,477
		Capital Goods - Aerospace & Defense – 0.2%
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	75,716
		Capital Goods - Building Materials – 0.8%
60,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	60,300
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	32,100
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	229,455
		TOTAL	321,855
		Capital Goods - Construction Machinery – 0.3%
120,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	127,050
		Capital Goods - Diversified Manufacturing – 0.9%
30,000		Harsco Corp., 5.75%, 5/15/2018	33,526
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	203,535
50,000		Textron Financial Corp., 5.40%, 4/28/2013	51,867
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	105,400
		TOTAL	394,328
		Capital Goods - Packaging – 0.7%
40,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	40,035

Principal Amount or Shares			Value
$220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	234,932
		TOTAL	274,967
		Communications - Media & Cable – 4.5%
225,000		Comcast Corp., 7.05%, 3/15/2033	275,274
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	119,802
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	51,262
260,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	282,126
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	276,710
40,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	41,939
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	107,379
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	538,985
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	65,384
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	116,792
		TOTAL	1,875,653
		Communications - Media Noncable – 2.1%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	119,479
50,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	57,500
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	68,656
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	108,070
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	397,868
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	105,266
		TOTAL	856,839
		Communications - Telecom Wirelines – 4.3%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	311,810
250,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	256,982
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	455,918
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	124,711
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	285,469
325,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	320,194
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	39,672
		TOTAL	1,794,756
		Consumer Cyclical - Automotive – 2.4%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	63,124
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	54,339
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	240,846
230,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	228,432
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	185,918
80,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	79,487
150,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	150,605
		TOTAL	1,002,751
		Consumer Cyclical - Entertainment – 1.9%
150,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	172,967
250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	298,652
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	227,426
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	97,517
		TOTAL	796,562
		Consumer Cyclical - Lodging – 2.1%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	262,803
310,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	305,885

Principal Amount or Shares			Value
$280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	275,030
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	21,563
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,130
		TOTAL	866,411
		Consumer Cyclical - Retailers – 0.3%
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	82,388
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	64,307
		TOTAL	146,695
		Consumer Non-Cyclical - Food/Beverage – 2.3%
80,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	89,349
100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	102,694
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	367,726
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	180,348
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	166,885
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	61,176
		TOTAL	968,178
		Consumer Non-Cyclical - Health Care – 0.1%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	40,797
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	40,603
		Consumer Non-Cyclical - Tobacco – 1.6%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	559,945
100,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	107,563
		TOTAL	667,508
		Energy - Independent – 5.0%
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	51,088
50,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	56,451
850,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	923,615
590,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	654,698
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	274,226
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	98,601
42,909	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	45,117
		TOTAL	2,103,796
		Energy - Integrated – 2.8%
100,000		Hess Corp., 7.00%, 2/15/2014	110,526
95,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	95,890
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	119,230
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	105,459
280,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	329,355
100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	102,696
155,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	156,257
145,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	148,237
		TOTAL	1,167,650
		Energy - Oil Field Services – 1.8%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	37,671
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	128,909
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	96,481
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	103,586
50,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	50,544

Principal Amount or Shares			Value
$150,000		Weatherford International Ltd., 7.00%, 3/15/2038	166,976
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	163,830
		TOTAL	747,997
		Energy - Refining – 1.2%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	163,612
250,000		Valero Energy Corp., 9.375%, 3/15/2019	328,299
		TOTAL	491,911
		Financial Institution - Banking – 10.1%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	211,609
350,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	352,460
30,000		Capital One Capital IV, 6.745%, 2/17/2037	30,150
270,000		Capital One Capital V, 10.25%, 8/15/2039	278,775
150,000		Capital One Capital VI, 8.875%, 5/15/2040	151,431
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	266,396
350,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	366,863
270,000		City National Corp., Note, 5.25%, 9/15/2020	267,913
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	326,874
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	355,461
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	119,387
100,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	100,721
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	45,372
200,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	208,105
75,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	74,980
350,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	344,640
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	367,169
290,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	289,318
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	59,996
		TOTAL	4,217,620
		Financial Institution - Brokerage – 2.9%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	191,039
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	11,395
75,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	77,515
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	160,618
250,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	252,500
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	510,886
		TOTAL	1,203,953
		Financial Institution - Finance Noncaptive – 1.7%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	93,750
70,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	69,230
480,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	479,700
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	69,223
		TOTAL	711,903
		Financial Institution - Insurance - Life – 4.5%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	82,313
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	103,894
425,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	483,184
50,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	58,454
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	228,117
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	139,000

Principal Amount or Shares			Value
$50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	57,059
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	185,757
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	335,753
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	217,732
		TOTAL	1,891,263
		Financial Institution - Insurance - P&C – 2.7%
450,000		CNA Financial Corp., 6.50%, 8/15/2016	504,074
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	53,922
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	58,446
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	80,972
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	59,694
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	129,922
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	247,491
		TOTAL	1,134,521
		Financial Institution - REITs – 4.5%
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	59,410
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	114,633
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	340,163
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	253,374
200,000		Liberty Property LP, 6.625%, 10/1/2017	231,477
200,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	230,907
230,000		ProLogis, Conv. Bond, 2.25%, 4/1/2037	231,433
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	215,240
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	122,023
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	72,501
		TOTAL	1,871,161
		Technology – 2.4%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	118,703
50,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	50,180
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	378,063
130,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	146,859
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	79,607
170,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	172,362
60,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	61,889
		TOTAL	1,007,663
		Transportation - Airlines – 0.8%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	88,529
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	240,664
		TOTAL	329,193
		Transportation - Railroads – 1.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	82,374
100,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	102,802
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	117,690
125,000		Union Pacific Corp., 4.875%, 1/15/2015	137,506
		TOTAL	440,372
		Transportation - Services – 1.5%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	318,541
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	103,971

Principal Amount or Shares			Value
$180,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 7.20%, 9/1/2015	209,933
		TOTAL	632,445
		Utility - Electric – 7.1%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	258,515
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	80,860
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	120,366
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	67,310
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	177,640
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	117,249
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	60,236
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	471,483
54,769	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	59,609
160,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	164,233
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	289,357
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	50,058
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	216,646
130,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	132,387
200,000		PSEG Power LLC, Company Guarantee, 5.125%, 4/15/2020	219,956
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	37,164
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	88,346
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	253,470
100,000		Union Electric Co., 6.00%, 4/1/2018	117,946
		TOTAL	2,982,831
		Utility - Natural Gas Distributor – 0.9%
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	25,825
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	42,949
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	93,332
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	143,730
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	88,610
		TOTAL	394,446
		Utility - Natural Gas Pipelines – 6.6%
75,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	82,530
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	78,352
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	85,434
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	50,631
100,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	107,045
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	223,928
415,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	476,387
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	495,931
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	337,119
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	404,830
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	270,128
120,000		Williams Partners LP, 5.25%, 3/15/2020	132,818
		TOTAL	2,745,133
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,912,263)	39,305,763
		Governments/Agencies – 5.5%
		Sovereign – 5.5%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	679,200
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	237,000

Principal Amount or Shares			Value
$250,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	271,875
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	343,950
190,000		Peru, Government of, 6.55%, 3/14/2037	242,060
206,000		United Mexican States, 6.75%, 9/27/2034	264,710
210,000		United Mexican States, Note, 5.625%, 1/15/2017	242,865
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,066,685)	2,281,660
		MUTUAL FUND – 0.5%
229,190	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	229,190
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $39,208,138)[5]	41,816,613
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(48,839)
		TOTAL NET ASSETS — 100%	$41,767,774

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7] U.S. Treasury Bond 30-Year Short Futures	11	$1,515,250	June 2012	$33,746
[7] U.S. Treasury Notes 5-Year Short Futures	5	$612,695	June 2012	$2,995
[7] U.S. Treasury Notes 10-Year Short Futures	16	$2,071,750	June 2012	$20,335
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$57,076

The average notional amount of short futures contracts held by the Fund throughout the period was $3,964,721. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $4,828,966, which represented 11.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $4,828,966, which represented 11.6% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	At March 31, 2012, the cost of investments for federal tax purposes was $39,208,138. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $2,608,475. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,773,912 and net unrealized depreciation from investments for those securities having an excess of cost over value of $165,437.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$39,305,763	$ —	$39,305,763
Governments/Agencies	—	2,281,660	—	2,281,660
Mutual Fund	229,190	—	—	229,190
TOTAL SECURITIES	$229,190	$41,587,423	$ —	$41,816,613
OTHER FINANCIAL INSTRUMENTS*	$57,076	—	—	$57,076
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

Federated High-Yield Strategy Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Shares			Value
		MUTUAL FUND – 99.9%
1,518,140	[1]	High Yield Bond Portfolio	9,974,183
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $9,913,955)[2]	9,974,183
		OTHER ASSETS AND LIABILITIES – NET — 0.1%[3]	6,480
		TOTAL NET ASSETS — 100%	$9,980,663
1	Affiliated holding.
2	At March 31, 2012, the cost of investments for federal tax purposes was $9,913,955. The net unrealized appreciation of investments for federal tax purposes was $60,228. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $60,228.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated partnership offered only to registered investment companies and other accredited investors.

2

Federated Mortgage Strategy Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Shares or Principal Amount			Value
		MUTUAL FUND – 100.0%
3,814,178	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $38,484,652)	38,866,477
		Repurchase Agreement – 0.1%
$53,000		Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399. (AT COST)	53,000
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $38,537,652)[2]	38,919,477
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[3]	(42,972)
		TOTAL NET ASSETS — 100%	$38,876,505
1	Affiliated holding.
2	At March 31, 2012, the cost of investments for federal tax purposes was $38,537,652. The net unrealized appreciation of investments for federal tax purposes was $381,825. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds *	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Fund	$38,866,477	$ —	$ —	$38,866,477
Repurchase Agreement	—	53,000	—	53,000
TOTAL SECURITIES	$38,866,477	$53,000	$ —	$38,919,477
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012